UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This  Amendment  (Check  only  one): |_|  is a restatement |_| adds new holding
                                                               entries.

Institutional Manager Filing this Report:

Name: Senvest International L.L.C.
      110 East 55th Street, Suite 1600
      New York, NY 10022

13F File Number: 028-11888

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   George Malikotsis
Title:  Vice President
Phone:  (514) 281-8082


Signature, Place and Date of Signing:

 /s/ George Malikotsis             New York, NY            January 27, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager

Form 13F File number                 Name

       028-11698                     Rima Management, L.L.C.
    -----------------------          ----------------------------

*This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Management, L.L.C. whose proprietary portfolio he manages.

SK 01780 0004 1065071